Employee Benefit Plans - Phantom Stock Plan - Activity (Details) - Phantom Stock Plan - shares	12 Months Ended
	Dec. 30, 2016	Dec. 25, 2015	Dec. 31, 2014
Number of Units
Outstanding at the beginning of the period (in shares)	17,508
Granted (in shares)	387	1,112	0
Exercised (in shares)	(46)
Forfeited (in shares)	(297)
Outstanding at the end of the period (in shares)	17,552	17,508